Debt Instruments (Tables)	12 Months Ended
Jun. 29, 2013
Composition Of The Corporation's Long-Term Debt, Which Includes Capital Lease Obligations
The composition of the company's long-term debt, which includes capital lease obligations, is summarized in the following table:

In millions	Maturity Date	2013	2012
Senior debt
10% zero coupon notes ($19 million face value)	2014	$18	$16
10% - 14.25% zero coupon notes ($105 million face value)	2015	93	82
2.75% notes	2016	400	400
4.1% notes	2021	278	278
6.125% notes	2033	152	152
Total senior debt		941	928
Obligations under capital lease		—	2
Other debt		11	15
Total debt		952	945
Unamortized discounts		(1)	(1)
Total long-term debt		951	944
Less current portion		(19)	(5)
		$932	$939

Selected Data On The Corporation's Short-Term Obligations
Selected data on the company's short-term obligations follow:

In millions	2012	2011
Maximum month-end borrowings	$335	$503
Average borrowings during the year	97	242
Year-end borrowings	—	198
Weighted average interest rate during the year	0.34%	0.31%
Weighted average interest rate at year-end	—%	0.30%